BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 418,941,000	$ 736,605,000
Total current assets	883,712,000	823,463,000
Total assets	1,584,678,000	1,371,952,000
Current liabilities
Total current liabilities	1,757,281,000	932,879,000
Total liabilities	2,411,850,000	1,456,558,000
COMMITMENTS AND CONTINGENCIES (Note 6)
Shareholders' equity (deficit)
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of December 31, 2023 and 2022; 474,621,603 shares issued and outstanding as of December 31, 2023 and 2022)	21,000	21,000
Additional paid-in capital	358,187,000	403,103,000
Accumulated deficit	(1,588,773,000)	(846,757,000)
Total shareholders' deficit attributable to ordinary shareholders	(1,205,298,000)	(452,373,000)
Total liabilities, mezzanine equity and shareholders' deficit	1,584,678,000	1,371,952,000
CIK 0001841024 L Catterton Asia Acquisition Corp
Current assets
Cash	4,523	4,523
Prepaid expenses	1,667	73,008
Total current assets	6,190	77,531
Marketable securities held in Trust Account	234,734,447	290,664,460
Total assets	234,740,637	290,741,991
Current liabilities
Accounts payable and accrued expenses	4,845,593	1,779,602
Total current liabilities	13,053,660	3,887,958
Deferred underwriting fee		10,027,806
Warrant liability	5,805,860	601,483
Total liabilities	18,859,520	14,517,247
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares subject to possible redemption, 21,783,622 and 28,650,874 shares at December 31, 2023 and 2022, respectively	234,734,446	290,664,459
Shareholders' equity (deficit)
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	4,021,878
Accumulated deficit	(22,875,924)	(14,440,432)
Total shareholders' deficit attributable to ordinary shareholders	(18,853,329)	(14,439,715)
Total liabilities, mezzanine equity and shareholders' deficit	234,740,637	290,741,991
Related party | CIK 0001841024 L Catterton Asia Acquisition Corp
Current liabilities
Due to related party	8,208,067	2,108,356
Class A ordinary shares subject to possible redemption | CIK 0001841024 L Catterton Asia Acquisition Corp
Current liabilities
Class A ordinary shares subject to possible redemption, 21,783,622 and 28,650,874 shares at December 31, 2023 and 2022, respectively	234,734,446	290,664,459
Class B ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Shareholders' equity (deficit)
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of December 31, 2023 and 2022; 474,621,603 shares issued and outstanding as of December 31, 2023 and 2022)	$ 717	$ 717